SUPPLEMENT DATED FEBRUARY 22, 2008 TO THE PROSPECTUS
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes are effective February 19, 2008, and apply to your variable annuity product(s).


PLEASE REMOVE ALL REFERENCES TO WILLIAM WENG.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The portfolio management group from the Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the Fund. The current group members are Todd Jablonski, Jordan Low and Eric Leng. Mr. Weng and Mr. Jablonski are the lead portfolio managers of the Credit Suisse Quantitative Strategies Group. Mr. Jablonski has served in such capacity since the Fund's inception, Mr. Leng joined the team in July 2007, and Mr. Low joined the team in February 2008.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse Asset Management, LLC in February 2008. Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining Credit Suisse, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology.




This Supplement is dated February 22, 2008.

(To be used with VC4224 12/07, VC5869 12/07, VC5890 12/07, VC5995 12/07, VC3723
12/07, NV4224 12/07, NV5869 12/07, and NV5890 12/07.)

                                                                   CMV0662 02/08

              SUPPLEMENT DATED FEBRUARY 22, 2008 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes are effective February 19, 2008, and apply to your variable annuity and/or variable life product(s).


PLEASE REMOVE ALL REFERENCES TO WILLIAM WENG.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE DELETE THE SECOND PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The portfolio management group from the Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the Fund. The current group members are Todd Jablonski, Jordan Low and Eric Leng. Mr. Weng and Mr. Jablonski are the lead portfolio managers of the Credit Suisse Quantitative Strategies Group. Mr. Jablonski has served in such capacity since the Fund's inception, Mr. Leng joined the team in July 2007, and Mr. Low joined the team in February 2008.


FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT", PLEASE ADD THE FOLLOWING PARAGRAPH:

Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse Asset Management, LLC in February 2008. Mr. Low joined Credit Suisse Group in 2005 and was the US Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining Credit Suisse, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology.




This Supplement is dated February 22, 2008.

(To be used with VC3656 05/07,  VC3657  05/07,  VC5526  05/07,  NV3174CE  05/07,
NV3784 05/07, NV5526 05/07,  FVC4224FT 05/07, VC5825 05/07, VC5884 05/07, VC5885
05/07, HR105 05/07, and VC2440 05/07.)

                                                                   CMX0664 02/08

                       SUPPLEMENT DATED FEBRUARY 22, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
               DATED APRIL 30, 2007, AS AMENDED, DECEMBER 3, 2007

                               JNL(R) SERIES TRUST

Please note that the changes are effective February 19, 2008, and apply to your variable annuity and/or variable life product(s).


PLEASE REMOVE ALL REFERENCES TO WILLIAM WENG.


ON PAGE 86, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST":

                                                                       Number Of                     Total
Jordan Low*                                                             ACCOUNTS                    ASSETS
                                                                        --------                    ------
registered investment companies: .......................                   14                   $2,098,631,323
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   4                     $717,415,581
                                                                 -----------------------    ------------------------

* Mr. Low became a portfolio manager on the JNL/Credit Suisse Long/Short Fund in February 2008. The information shown in this chart is as of December 31, 2007.


ON PAGE 88, PLEASE DELETE THE TABLE IN ITS ENTIRETY UNDER THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND" AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------- ------------------ ------------------ ------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS                           Todd
                                             Jordan Low          Jablonski          Eric Leng
----------------------------------------- ------------------ ------------------ ------------------
----------------------------------------- ------------------ ------------------ ------------------
None                                              X                  X                  X
----------------------------------------- ------------------ ------------------ ------------------
----------------------------------------- ------------------ ------------------ ------------------
$1-$10,000
----------------------------------------- ------------------ ------------------ ------------------
----------------------------------------- ------------------ ------------------ ------------------
$10,001-$50,000
----------------------------------------- ------------------ ------------------ ------------------
----------------------------------------- ------------------ ------------------ ------------------
$50,001-$100,000
----------------------------------------- ------------------ ------------------ ------------------
----------------------------------------- ------------------ ------------------ ------------------
$100,001-$500,000
----------------------------------------- ------------------ ------------------ ------------------
----------------------------------------- ------------------ ------------------ ------------------
$500,001-$1,000,000
----------------------------------------- ------------------ ------------------ ------------------
----------------------------------------- ------------------ ------------------ ------------------
Over $1,000,000
----------------------------------------- ------------------ ------------------ ------------------




This Supplement is dated February 22, 2008.

(To be used with V3180 12/07.)

                                                                   CMX0661 02/08